Allowance for Credit Losses - Impairment By Loan Class (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	$ 140,281	$ 169,188
Loans Individually Evaluated for Impairment, Allowance	15,100	18,632
Loans Collectively Evaluated for Impairment, Recorded Investment	9,320,141	8,640,638
Loans Collectively Evaluated for Impairment, Allowance	144,074	137,905
Commercial, financial and agricultural | Domestic | Commercial
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	52,397	52,110
Loans Individually Evaluated for Impairment, Allowance	500	400
Loans Collectively Evaluated for Impairment, Recorded Investment	1,683,346	1,799,693
Loans Collectively Evaluated for Impairment, Allowance	27,429	29,453
Commercial real estate | Domestic | Commercial real estate construction development
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment		8,195
Loans Individually Evaluated for Impairment, Allowance		8,122
Loans Collectively Evaluated for Impairment, Recorded Investment	2,338,593	2,476,259
Loans Collectively Evaluated for Impairment, Allowance	48,907	52,517
Commercial real estate | Domestic | Commercial real estate: farmland & commercial
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	45,066	65,733
Loans Individually Evaluated for Impairment, Allowance	7,000	8,228
Loans Collectively Evaluated for Impairment, Recorded Investment	3,137,903	2,862,070
Loans Collectively Evaluated for Impairment, Allowance	39,413	35,762
Commercial real estate | Domestic | Commercial real estate: multifamily
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	42,787	42,964
Loans Individually Evaluated for Impairment, Allowance	7,600	1,882
Loans Collectively Evaluated for Impairment, Recorded Investment	642,006	267,151
Loans Collectively Evaluated for Impairment, Allowance	7,113	2,987
Real estate - mortgage | Domestic | Residential First Lien
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	31	45
Loans Collectively Evaluated for Impairment, Recorded Investment	629,403	530,039
Loans Collectively Evaluated for Impairment, Allowance	6,725	5,528
Real estate - mortgage | Domestic | Residential Junior Lien
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment		141
Loans Collectively Evaluated for Impairment, Recorded Investment	445,076	469,088
Loans Collectively Evaluated for Impairment, Allowance	9,420	10,031
Consumer | Domestic
Loan loss allowances
Loans Collectively Evaluated for Impairment, Recorded Investment	51,003	49,777
Loans Collectively Evaluated for Impairment, Allowance	279	281
Foreign | Foreign
Loan loss allowances
Loans Collectively Evaluated for Impairment, Recorded Investment	392,811	186,561
Loans Collectively Evaluated for Impairment, Allowance	$ 4,788	$ 1,346